Warintza Project Financing (Details) $ in Thousands					12 Months Ended
	May 21, 2025 USD ($)	Jun. 10, 2024 USD ($) shares	Jun. 10, 2024 $ / shares	Dec. 11, 2023 USD ($)	Dec. 31, 2025 USD ($) Tonnes Ounce shares	Dec. 31, 2024 USD ($)	May 14, 2025 USD ($)	Sep. 13, 2024 USD ($)	Dec. 21, 2023 USD ($)
Warintza Project Financing [Line Items]
Aggregate funding amount				$ 80,000
Financing package senior loan				60,000
Issuing of common shares				10,000
Additional equity financing				$ 10,000	$ 5,737	$ 5,070
Senior loan received							$ 15,000	$ 15,000
Senior loan bears interest payable percentage						2.00%
Case of interest paid in cash percentage						7.00%
Interest paid in cash						7.50%
Effective interest rate percentage	16.18%					12.80%
Common shares issued (in Shares) | shares		2,795,102
Common shares per share (in Dollars per share) | $ / shares			$ 4.9
Concentrates produced contract percenatge					20.00%
Production of concentrates required to deliver (in Shares) | shares					30,000
Molybdenum tonnes (in Tonnes) | Tonnes					1,500
Agreement expire					20 years
Royalty amount	$ 200,000				$ 10,000
Funds received					100,000
Stream agreement proceeds					90,000
Pounds of copper					$ 1,000
Ounce of gold (in Ounce) | Ounce					90,000
Percentage of royalty					0.50%
Revenue Balance					$ 2,562
Interest rate					4.60%
Top of range [member]
Warintza Project Financing [Line Items]
Aggregate proceeds		$ 9,945
Percentage of spot price					60.00%
Bottom of range [member]
Warintza Project Financing [Line Items]
Aggregate proceeds		$ 55
Percentage of spot price					20.00%
First Advance [Member]
Warintza Project Financing [Line Items]
Senior loan received									$ 30,000
Royal Gold [Member]
Warintza Project Financing [Line Items]
Cash consideration					$ 200,000
Percentage of royalty					0.30%
Royal Gold [Member] | Top of range [member]
Warintza Project Financing [Line Items]
Percentage of royalty					0.0375%
Royal Gold [Member] | Bottom of range [member]
Warintza Project Financing [Line Items]
Percentage of royalty					0.60%
Second Tranche [Member]
Warintza Project Financing [Line Items]
Stream agreement proceeds					$ 50,000
Third Tranche [Member]
Warintza Project Financing [Line Items]
Stream agreement proceeds					$ 50,000